General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
1. GENERAL

(1)	Summary of the Parent company
Woori Financial Group, Inc. (hereinafter referred to the “Parent company”) is primarily aimed at controlling subsidiaries that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd. The headquarters of the Parent company is located at 51,
Sogong-ro,
Jung-gu,
Seoul, Korea, and the capital is 3,640,303 million Won . The Parent company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.
The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795
As of August 1, 2019, the Parent company acquired a 73% interest in Tongyang Asset Management Co., Ltd. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the Parent company gained 100% control of ABL Global Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.
The Parent company paid 598,391 million Won in cash and 42,103,377 new shares of the Parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary, Woori Bank, on September 10, 2019. On the same date, the Parent company also acquired 59.8% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash.
As of December 30, 2019, the Parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd. (formerly Kukje Asset Trust Co., Ltd.) and added it as a consolidated subsidiary at the end of 2019.
The Parent company acquired 76.8% (excluding treasury stocks, 74.0% interest including treasury stocks) interest in Woori Financial Capital Co., Ltd. (formerly Aju Capital Co., Ltd.) on December 10, 2020. In addition, as of April 15, 2021, the Parent company acquired 13.3% interests (excluding treasury stock, 12.9% when including treasury stock) in Woori Financial Capital Co., Ltd., and as of May 24, 2021, the Parent company additionally acquired treasury stock (3.6%) which Woori Financial Capital Co., Ltd. possessed.
The Parent Company paid 113,238 million Won in cash to acquire 100% interest of Woori Savings Bank from its subsidiary, Woori Financial Capital Co., Ltd., on March 12, 2021.

(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2020 and 2021 are as follows:

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Held by Woori Financial Group Inc.
Woori Bank	Bank	100.0	100.0	Korea	December 31
Woori Card Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Financial Capital Co., Ltd.	Finance	76.8	100.0	Korea	December 31
Woori Investment Bank Co., Ltd.	Other credit finance business	58.7	58.7	Korea	December 31
Woori Asset Trust Co., Ltd.	Real estate trust	67.2	67.2	Korea	December 31
Woori Asset Management Corp.	Finance	73.0	73.0	Korea	December 31
Woori Savings Bank (*7)	Mutual Savings bank	—	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Financial support service business	100.0	100.0	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Global Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	December 31
Held by Woori Bank
Woori America Bank	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance	79.9	84.2	Indonesia	December 31
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
Woori Bank (Cambodia) PLC (*1)(*9)	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe	Finance	100.0	100.0	Germany	December 31
Kumho Trust First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Asiana Saigon Inc. (*2)	Asset securitization	0.0	0.0	Korea	December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*2)	Asset securitization	15.0	15.0	Korea	December 31
Hermes STX Co., Ltd. (*5)	Asset securitization	0.0	—	Korea	—
BWL First Co., LLC (*5)	Asset securitization	0.0	—	Korea	—
Deogi Dream Fourth Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Jeonju Iwon Ltd. (* 2 )	Asset securitization	0.0	0.0	Korea	December 31
Wonju I one Inc. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Heitz Third Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woorihansoop 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori International First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wibihansoop 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori QS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Display 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Tiger Eyes 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Woori Display 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori the Colony Unjung Securitization Specialty Co., Ltd. (*5)	Asset securitization	0.0	—	Korea	—
Woori Dream 1st Co., Ltd. (*5)	Asset securitization	0.0	—	Korea	—
Woori Dream 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Sinnonhyeon 1st Inc. (*5)	Asset securitization	0.0	—	Korea	—
Woori K 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori S 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Display 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
TY 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HJ 2nd Co., Ltd. (*5)	Asset securitization	0.0	—	Korea	—
Woori-HJ 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori K 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori KC No.1 Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori QSell 2nd Co., Ltd. (*5)	Asset securitization	0.0	—	Korea	—
Quantum Jump the 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Quantum Jump the 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori BK the 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori-HC 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wivi Synergy 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
ATLANTIC TRANSPORTATION 1 S.A. (*2)	Asset securitization	0.0	0.0	Marshall islands	December 31
Woori Gongdeok First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
HD Project Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HW 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori SJS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Steel 1 st Co., Ltd (*2)	Asset securitization	0.0	0.0	Korea	December 31
SPG the 1 st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori-HWC 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Park I 1st co., Ltd (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori DS 1 st co., Ltd (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 4th Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori SKR 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Hchemical 1st Co., Ltd (*2)	Asset securitization	—	0.0	Korea	December 31
HE the 1st Co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori Hub The 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori K The 3rd Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori KF 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
WooriI TS 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori H Square 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori L Yongsan 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori HC 5th Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori Ladena 1st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori HR 1st Co., Ltd. (*2)	Asset securitization	0.0	—	Korea	December 31
Woori Lotte Dongtan 1st Co., Ltd. (*2)	Asset securitization	0.0	—	Korea	December 31
Woori HC 6th Co., Ltd. (*2)	Asset securitization	0.0	—	Korea	December 31
Woori ECO 1st Co., Ltd. (*2)	Asset securitization	0.0	—	Korea	December 31
G5 Pro Short-term Bond Investment Fund 13 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1 (*3)(*11)	Securities investment and others	98.5	98.8	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No.2 (*3)(*11)	Securities investment and others	97.3	97.3	England	December 31
Multi Asset Global Real Estate Investment Trust No. 5-2 (*3)	Securities investment and others	99.0	99.0	Korea	December 31

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Igis Australia Investment Trust No. 209-1 (*3)(*11)	Securities investment and others	99.4	99.4	Korea	December 31
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*3)	Securities investment and others	97.7	97.7	Korea	December 31
WooriG Japan General Type Private Real Estate Feeder Investment Trust No.1-2 (*3)(*11)	Securities investment and others	98.8	98.8	Korea	December 31
IGIS Global Private Placement Real Estate Fund No. 316-1 (*3)	Securities investment and others	99.3	99.3	Korea	December 31
Woori G Secondary Private Placement Investment Trust No. 1 (*3)(*11)	Securities investment and others	97.2	98.1	Korea	December 31
WooriG Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*3)(*11)	Securities investment and others	—	99.8	Korea	December 31
JBairline Private Placement Investment Trust No.8 (*3)(*11)	Securities investment and others	—	97.0	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 2 (*3)(*11)	Securities investment and others	—	97.1	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No.1 (*3)(*11)	Securities investment and others	—	96.0	Korea	December 31
Principal Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Principal and Interest Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Held by Multi Asset Global Real Estate Investment Trust No. 5-2 MAGI No.5 LuxCo S.a.r.l.	Asset securitization	54.6	54.6	Luxembourg	December 31
Held by MAGI No.5 LuxCo S.a.r.l. ADP 16 Brussels (*2)	Asset securitization	0.0	0.0	Belgium	December 31
Held by Woori Card Co., Ltd.
TUTU Finance –WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Woori Card one of 2017-2 Securitization Specialty Co., Ltd. (*5)	Asset securitization	0.5	—	Korea	—
Woori Card one of 2018-1 Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	0.5	Korea	December 31
Held by Woori Financial Capital Co., Ltd.
Woori Savings Bank (*5)	Mutual Savings bank	100.0	—	Korea	—
ACE Auto Invest the 46th Securitization Specialty Co., Ltd. (*5)	Asset securitization	1.0	—	Korea	—
ACE Auto Invest the 47th Securitization Specialty Co., Ltd. (*5)	Asset securitization	1.0	—	Korea	—
ACE Auto Invest the 48th Securitization Specialty Co., Ltd. (*2)	Asset securitization	1.0	1.0	Korea	December 31
ACE Auto Invest the 49th Securitization Specialty Co., Ltd. (*2)	Asset securitization	1.0	1.0	Korea	December 31
Specified Money Market Trust (*5)	Trust	100.0	—	Korea	—
Held by Woori Investment Bank Co., Ltd.
Seari First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Seari Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Bukgeum Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2003 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2006 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WJ2008 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WN2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WH2106 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
One Punch Korea the 1st Co., Ltd. (*2).	Asset securitization	0.0	0.0	Korea	December 31
One Punch blue the 1 st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
One Punch red the 1 st Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid) (*3)	Securities investment and others	99.6	93.6	Korea	December 31
Woori China Convertible Bond Master Fund (debt-oriented hybrid) (*5)(*8)	Securities investment and others	34.5	—	Korea	—
Woori Yellow Chip High Yield Strategic Allocation 1 (FOF) (*5)	Securities investment and others	89.8	—	Korea	—
Woori Together TDF 2025 (*3)	Securities investment and others	47.6	34.1	Korea	December 31
Woori Together TDF 2030 (*3)	Securities investment and others	47.4	32.3	Korea	December 31
Woori Together TDF 2035 (*3)	Securities investment and others	47.8	56.0	Korea	December 31
Woori Together TDF 2040 (*3)	Securities investment and others	48.8	55.7	Korea	December 31
Woori Together TDF 2045 (*3)	Securities investment and others	47.7	65.2	Korea	December 31
Woori Together TDF 2050 (*3)	Securities investment and others	87.0	63.6	Korea	December 31
Woori Star50 Feeder Fund(H) (*3)	Securities investment and others	—	44.8	Korea	December 31
Woori BIG2 Plus Securities Investment Trust (Balanced Bond) (*3)	Securities investment and others	—	40.8	Korea	December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Japanese Hotel Real Estate Private Equity Fund 1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Global Asset Management Co., Ltd.
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs (*3)(*11)	Securities investment and others	22.2	37.9	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1 (*3)(*11)	Securities investment and others	90.0	90.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2 (*3)(*11)	Securities investment and others	85.0	85.0	Korea	December 31
Woori Innovative Growth New Deal Private Investment Trust No.3 (*3)	Securities investment and others	—	94.3	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd. (*6)
WooriG GP Commitment Loan General Type Private Investment Trust No.1 (*3)(*11)	Securities investment and others	50.0	100.0	Korea	December 31
WooriG Equity Bridge Loan General Type Private Investment Trust No.1 (*3)(*11)	Securities investment and others	—	80.0	Korea	December 31
Held by Woori bank and Woori Investment Bank Co., Ltd. (*6)
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G North America Infra Private Placement Investment Trust No. 1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
WooriG General Type Private Real Estate Investment Trust No.2 (*3)(*11)	Securities investment and others	30.1	30.1	Korea	December 31
WooriG ESG Infrastructure Development General Type Private Investment Trust No.1 (*3)(*11)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori bank (*6)
WooriG WooriBank Partners General Type Private Investment Trust No.1 (*3)(*11)	Securities investment and others	92.6	92.6	Korea	December 31
WooriG General Type Private Real Estate Investment Trust No.1 (*3)(*11)	Securities investment and others	80.0	80.0	Korea	December 31
WooriG Global Mid-market Secondary General Type Private Investment Trust No.1(EUR) (*3)(*11)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2 (*3)(*11)	Securities investment and others	—	90.9	Korea	December 31
WooriG General Type Private Real Estate Investment Trust No.5 (*3)(*11)	Securities investment and others	—	87.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 (*3)(*11)	Securities investment and others	63.2	63.2	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.1 (*3)(*11)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1 (*3)(*11)	Securities investment and others	—	100.0	Korea	December 31

	Main business	Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries		December 31, 2020	December 31, 2021
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2 (*3)(*11)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1
GK OK Chatan (*3)	Other financial services	99.9	99.9	Japan	October 31	(*10)

(*1)	The entity was merged with WB Finance Co., Ltd., which is a second-tier subsidiary, during prior period.
(*2)
The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)
The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)
The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	Companies are excluded from the consolidation as of December 31, 2021.
(*6)
Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)	During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
(*8)	As a master-feeder fund, the equity interest represent those of the masterfund held by the feeder fund.
(*9)	The Parent company’s subsidiary WB Finance Co., Ltd. has changed the name to WOORI BANK (CAMBODIA) PLC.
(*10)	As financial statements at the end of the reporting period cannot be obtained, the most recent financial statements were used.
(*11)	In accordance with the revision of the Capital Market Act, a specialized investment-type private equity fund has been changed to a general private equity fund.
(3)	The Group has not consolidated the following entities as of December 31, 2020 and 2021 despite having more than 50% ownership interest:

	As of December 31, 2020
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1 (*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*)	Korea	Securities Investment	99.3

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

	As of December 31, 2021
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*1)(*2)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)(*2)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)(*2)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)(*2)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)(*2)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*1)(*2)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)(*2)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*1)(*2)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)(*2)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*1)(*2)	Korea	Securities Investment	99.5
KOTAM Global Infrastructure Private Equity Investment Trust No. 1-4 (*1)(*2)	Korea	Securities Investment	99.7
Hana UBS Class One Private Equity No. 3 C2 (*1)	Korea	Securities Investment	51.0
Consus Gyeongju Green Private Equity Investment Trust No. 1 (*1) (*2)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)(*2)	Korea	Securities Investment	77.4
Consus Solar Energy Private Placement Investment Trust No.1 (*1)	Korea	Securities Investment	50.0

(*1)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
(*2)	In accordance with the revision of the Capital Market Act, a hedge fund has been changed to a private equity fund.
(4)
The summarized financial information of the major subsidiaries is as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2020
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	374,310,415	350,790,158	26,838,766	1,363,224	1,295,302
Woori Card Co., Ltd.	11,366,596	9,312,986	1,388,208	120,230	118,109
Woori Financial Capital Co., Ltd. (*)	8,880,117	8,053,840	218,945	(30,349)	(38,293)
Woori Investment Bank Co., Ltd.	4,332,474	3,803,594	256,079	62,937	62,275
Woori Asset Trust Co., Ltd.	185,634	56,396	79,426	35,312	35,954
Woori Asset Management Corp.	136,460	23,411	26,158	6,797	6,313
Woori Credit Information Co., Ltd.	40,860	9,830	40,010	1,879	1,600
Woori Fund Service Co., Ltd.	18,957	2,172	13,346	2,563	2,563
Woori Private Equity Asset Management Co., Ltd.	38,035	2,009	4,773	823	768
Woori Global Asset Management Co., Ltd.	37,935	9,807	10,652	(1,449)	(1,449)
Woori FIS Co., Ltd.	97,479	59,577	249,169	2,013	1,935
Woori Finance Research Institute Co., Ltd.	7,232	3,689	6,223	105	95

(*)	Net income (loss) attributable to owners of Woori Financial Capital for the year ended December 31, 2020 has been prepared on a cumulative basis since entity was included as the subsidiary.

	As of and for the year ended December 31, 2021
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	415,976,627	391,360,200	24,311,964	2,330,433	2,478,754
Woori Card Co., Ltd.	14,116,832	11,858,065	1,528,680	200,726	210,316
Woori Financial Capital Co., Ltd.	10,259,868	9,073,104	997,655	140,579	141,275
Woori Investment Bank Co., Ltd.	5,159,742	4,559,856	303,253	79,924	79,747
Woori Asset Trust Co., Ltd.	254,773	86,418	94,228	40,300	40,263
Woori Asset Management Corp.	151,651	30,144	33,343	8,244	8,458
Woori Savings Bank	1,444,508	1,222,888	85,813	15,315	14,926
Woori Credit Information Co., Ltd.	40,510	8,532	37,507	1,563	1,513
Woori Fund Service Co., Ltd.	22,168	2,582	15,618	3,570	3,570
Woori Private Equity Asset Management Co., Ltd.	42,790	4,652	4,230	2,209	2,113
Woori Global Asset Management Co., Ltd.	35,265	7,579	11,785	(441)	(441)
Woori FIS Co., Ltd.	105,138	59,225	270,393	1,587	8,010
Woori Finance Research Institute Co., Ltd.	5,864	2,257	6,812	57	64

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization
The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities
The structured entity is established for the purpose of investments in securities. The Group acquire beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act
The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.
As of December 31, 2020 and 2021, the Group provides 2,547,418 million Won and 2,480,131 million Won and of credit facilities, respectively, for the structured entities mentioned above. As of December 31, 2020 and 2021, the purchase commitment amounts to
854,231 million Won and 2,263,387 million Won, respectively.
(6)
The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and monetary trust. The characteristics and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The interests in unconsolidated structured entities that the Group hold are classified into asset securitization vehicles, structured finance, investment fund and real-estate trust, based on the nature and the purpose of each structured entity.
Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distribute dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2020 and 2021 are 427,375 million Won and 853,140 million Won, respectively, and there is no additional commitments for MMF.
‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase arrangements, credit offerings. As of December 31, 2020 and 2021, the purchase commitment amount is 4,266,319 million Won and 3,033,231 million Won, respectively.

	December 31, 2020
	Asset securitization vehicle	Structured Finance	Investment Funds	Real-estate trust
Total asset of the unconsolidated structured entities	3,900,254	69,010,369	44,629,638	76,772
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	648,700	4,291,535	3,350,605	22,402
Financial assets at FVTPL	374,231	167,271	2,922,716	—
Financial assets at FVTOCI	163,808	41,378	—	—
Financial assets at amortized cost	109,008	4,072,321	39,955	22,402
Investments in joint ventures and associates	—	5,958	387,902	—
Derivative assets	1,653	4,607	32	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	130	963	—	400
Other liabilities (provisions)	130	963	—	400
The maximum exposure to risks	970,628	5,366,037	3,438,924	65,722
Investment assets	648,700	4,291,535	3,350,605	22,402
Credit facilities and others	321,928	1,074,502	88,319	43,320
Loss recognized on unconsolidated structured entities	—	6,079	25,454	2,363

	December 31, 2021
	Asset securitization vehicle	Structured Finance	Investment Funds	Real-estate trust
Total asset of the unconsolidated structured entities	15,640,521	94,969,317	94,675,732	1,398,508
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,518,101	4,633,475	4,214,747	54,662
Financial assets at FVTPL	374,423	5,021	3,550,532	10,665
Financial assets at FVTOCI	3,878,882	46,478	—	—
Financial assets at amortized cost	4,264,626	4,579,367	71,662	43,997
Investments in joint ventures and associates	—	—	592,553	—
Derivative assets	170	2,609	—	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	677	1,536	—	2,964
Derivative liabilities	—	673	—	—
Other liabilities (provisions)	677	863	—	2,964
The maximum exposure to risks	8,739,034	5,728,977	4,221,072	115,212
Investment assets	8,518,101	4,633,475	4,214,747	54,662
Credit facilities and others	220,933	1,095,502	6,325	60,550
Loss recognized on unconsolidated structured entities	183	11,872	71,309	282
(7)
As of December 31, 2020 and 2021, the share of
non-controlling
interests on the net income and equity of subsidiaries in which non-controlling
interests are significant are as follows (Unit: Korean Won in millions):

1) Accumulated
non-controlling
interests at the end of the reporting period

	December 31, 2020	December 31, 2021
Woori Bank (*)	3,105,070	2,555,166
Woori Financial Capital Co., Ltd.	166,369	—
Woori Investment Bank Co., Ltd.	222,289	251,879
Woori Asset Trust Co., Ltd.	49,738	60,726
Woori Asset Management Corp	31,369	33,768
PT Bank Woori Saudara Indonesia 1906 Tbk	79,890	87,741
Wealth Development Bank	19,521	20,835

(*)	Hybrid securities issued by Woori Bank
2) Net income attributable to
non-controlling
interests

	For the years ended December 31
	2019	2020	2021
Woori Bank (*)	134,421	162,362	144,923
Woori Financial Capital Co., Ltd.	—	1,466	17,949
Woori Investment Bank Co., Ltd.	21,588	25,643	33,274
Woori Asset Trust Co., Ltd.	—	9,732	11,366
Woori Asset Management Corp	408	1,699	2,341
PT Bank Woori Saudara Indonesia 1906 Tbk	8,502	6,040	8,619
Wealth Development Bank	427	1,130	928

(*)	Distribution of the hybrid securities issued by Woori Bank
3) Dividends to
non-controlling
interests

	For the years ended December 31
	2019	2020	2021
Woori Bank (*)	134,421	162,362	144,923
Woori Financial Capital Co., Ltd.	—	—	4,121
Woori Investment Bank Co., Ltd.	—	—	3,610
Woori Asset Trust Co., Ltd.	—	365	365
PT Bank Woori Saudara Indonesia 1906 Tbk	1,981	1,669	1,262

(*)	Distribution of the hybrid securities issued by Woori Bank